Note 19 - Leases - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance	$ 465	$ 239
Additions to lease liability	0	527
Finance cost – Leases (note 19)	31	24	$ 15
Lease payments	(150)	(129)
Foreign currency movement	(33)	(23)
Derecognition of lease liability	0	(173)
Balance	$ 313	$ 465	$ 239